Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 3,268	¥ 2,849	¥ 3,617
Reinsurance premiums	¥ (5,395)	¥ (5,546)	¥ (6,993)